Financial risks management - Credit risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Total Outstanding	$ 1,578.4	$ 1,707.8
Amount of credit to customers guaranteed by credit insurance	$ 169.0
Weighted average duration of invetsment in debt instruments	1 year 6 months
AA- to AAA
Disclosure of credit risk exposure [line items]
Total Outstanding	$ 551.0	765.4
A- to A+
Disclosure of credit risk exposure [line items]
Total Outstanding	562.7	566.7
BBB- to BBB+
Disclosure of credit risk exposure [line items]
Total Outstanding	$ 464.7	$ 375.7